Income Tax	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAX

12. INCOME TAX

The Company’s Chinese subsidiaries are governed by the Income Tax Law of the PRC concerning privately-run enterprises, which are generally subject to tax at 25% on income reported in the statutory financial statements after appropriate tax adjustments. Under Chinese tax law, the tax treatment of finance and sales-type leases is similar to US GAAP. However, the local tax bureau continues to treat the Company’s sales-type leases as operating leases. Accordingly, the Company recorded deferred income taxes.

The Company’s subsidiaries generate all of their income from their PRC operations. All of the Company’s Chinese subsidiaries’ effective income tax rate for 2021 and 2020 was 25%. Yinghua, Shanghai TCH, Xi’an TCH, Huahong, Zhonghong and Erdos TCH file separate income tax returns.

There is no income tax for companies domiciled in the Cayman Islands. Accordingly, the Company’s CFS do not present any income tax provisions related to Cayman Islands tax jurisdiction, where Sifang Holding is domiciled.

The US parent company, CREG is taxed in the US and, as of September 30, 2021, had net operating loss (“NOL”) carry forwards for income taxes of $1.98 million; for federal income tax purposes, the NOL arising in tax years beginning after 2017 may only reduce 80% of a taxpayer’s taxable income, and may be carried forward indefinitely. However, the coronavirus Aid, Relief and Economic Security Act (“the CARES Act”) issued in March 2020, provides tax relief to both corporate and noncorporate taxpayers by adding a five-year carryback period and temporarily repealing the 80% limitation for NOLs arising in 2018, 2019 and 2020. The management believes the realization of benefits from these losses may be uncertain due to the US parent company’s continuing operating losses. Accordingly, a 100% deferred tax asset valuation allowance was provided.

As of September 30, 2021, the Company’s PRC subsidiaries had $10.50 million NOL that can be carried forward to offset future taxable income for five years from the year the loss is incurred. The NOL was mostly from Erdos TCH and Zhonghong. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets due to the recurring losses from operations of these entities, accordingly, the Company recorded a 100% deferred tax valuation allowance for PRC NOL.

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the nine months ended September 30, 2021 and 2020, respectively:

	2021	2020
U.S. statutory rates	21.0%	(21.0)%
Tax rate difference – current provision	10.1%	9.8%
Prior year income tax adjustment in current year	(8.8)%
Permanent differences	16.1%	41.3%
Change in valuation allowance	(45.2)%	(30.1)%
Tax benefit per financial statements	(6.7)%	-%

The provision for income tax expense for the nine months ended September 30, 2021 and 2020 consisted of the following:

	2021	2020
Income tax benefit – current	$87,051	$-
Income tax benefit – deferred	-	-
Total income tax benefit	$87,051	$-

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the three months ended September 30, 2021 and 2020, respectively:

	2021	2020
U.S. statutory rates	(21.0)%	(21.0)%
Tax rate difference – current provision	0.3%	(1.9)%
Permanent differences	35.7%	9.5%
Change in valuation allowance	(13.0)%	13.4%
Tax expense per financial statements	2.0%	-%

The provision for income tax expense for the three months ended September 30, 2021 and 2020 consisted of the following:

	2021	2020
Income tax expense – current	$10,902	$-
Income tax expense– deferred	-	-
Total income tax expense	$10,902	$-

14. INCOME TAX

The Company’s Chinese subsidiaries are governed by the Income Tax Law of the PRC concerning privately-run enterprises, which are generally subject to tax at 25% on income reported in the statutory financial statements after appropriate tax adjustments. Under Chinese tax law, the tax treatment of finance and sales-type leases is similar to US GAAP. However, the local tax bureau continues to treat the Company’s sales-type leases as operating leases. Accordingly, the Company recorded deferred income taxes.

The Company’s subsidiaries generate all of their income from their PRC operations. All of the Company’s Chinese subsidiaries’ effective income tax rate for 2020 and 2019 was 25%. Yinghua, Shanghai TCH, Xi’an TCH, Huahong, Zhonghong and Erdos TCH file separate income tax returns.

There is no income tax for companies domiciled in the Cayman Islands. Accordingly, the Company’s CFS do not present any income tax provisions related to Cayman Islands tax jurisdiction, where Sifang Holding is domiciled.

The US parent company, CREG is taxed in the US and, as of December 31, 2020, had net operating loss (“NOL”) carry forwards for income taxes of $1.21 million; for federal income tax purposes, the NOL arising in tax years beginning after 2017 may only reduce 80% of a taxpayer’s taxable income, and may be carried forward indefinitely. However, the coronavirus Aid, Relief and Economic Security Act (“the CARES Act”) issued in March 2020, provides tax relief to both corporate and noncorporate taxpayers by adding a five-year carryback period and temporarily repealing the 80% limitation for NOLs arising in 2018, 2019 and 2020. The management believes the realization of benefits from these losses may be uncertain due to the US parent company’s continuing operating losses. Accordingly, a 100% deferred tax asset valuation allowance was provided.

As of December 31, 2020, the Company’s PRC subsidiaries had $43.40 million NOL that can be carried forward to offset future taxable income for five years from the year the loss is incurred. The NOL was mostly from Xi’an TCH, Erdos TCH and Zhonghong. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets due to the recurring losses from operations of these entities, accordingly, the Company recorded a 100% deferred tax valuation allowance for PRC NOL.

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2020 and 2019, respectively:

	2020	2019
U.S. statutory rates	21.0%	(21.0)%
Tax rate difference – current provision	5.1%	(3.4)%
Reversal of temporary difference due to disposal of Shenqiu	-%	(18.8)%
Permanent differences	2.9%	2.0%
Change in valuation allowance	(29.0)%	15.6%
Tax (benefit) per financial statements	-%	(25.6)%

The provision for income tax expense for the years ended December 31, 2020 and 2019 consisted of the following:

	2020	2019
Income tax expense – current	$-	$-
Income tax benefit – deferred	-	(3,024,807)
Total income tax benefit	$-	$(3,024,807)